Notes Related to the Consolidated Statement of Income (Loss) - Summary of Main Assumptions Used to Determine Fair Value of Plans (Detail) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€) shares € / shares
Stock Options Grant In October2016
Disclosure of detailed information of operating income [line items]
Exercise price	€ 18.52
Price of the underlying share	€ 18.52
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	45.00%
Repo margin	5.00%
Expected term	3 years
Fair value of the plan (in thousands of euros) | €	€ 202
Stock Options Grant In January2017
Disclosure of detailed information of operating income [line items]
Exercise price	€ 15.65
Price of the underlying share	€ 15.51
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	48.00%
Repo margin	5.00%
Expected term	3 years
Fair value of the plan (in thousands of euros) | €	€ 13
Stock Options Grant In June2017
Disclosure of detailed information of operating income [line items]
Exercise price	€ 26.47
Price of the underlying share	€ 28.25
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	48.00%
Repo margin	5.00%
Expected term	3 years
Fair value of the plan (in thousands of euros) | €	€ 308
Stock Options Grant In October2017
Disclosure of detailed information of operating income [line items]
Exercise price	€ 23.59
Price of the underlying share	€ 24.70
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	48.00%
Repo margin	5.00%
Fair value of the plan (in thousands of euros) | €	€ 208
Stock Options Grant In January2018
Disclosure of detailed information of operating income [line items]
Exercise price	€ 18.00
Price of the underlying share	€ 18.00
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	43.94%
Fair value of the plan (in thousands of euros) | €	€ 731
Stock Options Grant In September2018
Disclosure of detailed information of operating income [line items]
Exercise price	€ 9.26
Price of the underlying share	€ 8.75
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	41.59%
Fair value of the plan (in thousands of euros) | €	€ 80
Free Shares Grant In October2016
Disclosure of detailed information of operating income [line items]
Price of the underlying share	€ 18.52
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	45.00%
Repo margin	5.00%
Expected term	3 years
Fair value of the plan (in thousands of euros) | €	€ 974
Performance criteria	€ (2)
Free Shares Grant In January2017
Disclosure of detailed information of operating income [line items]
Price of the underlying share	€ 15.51
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	48.00%
Repo margin	5.00%
Expected term	3 years
Fair value of the plan (in thousands of euros) | €	€ 115
Performance criteria	€ (3)
Free Shares Grant In June2017
Disclosure of detailed information of operating income [line items]
Price of the underlying share	€ 28.25
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	48.00%
Repo margin	5.00%
Expected term	3 years
Fair value of the plan (in thousands of euros) | €	€ 1,081
Performance criteria	€ (3)
Free Shares Grant In October2017
Disclosure of detailed information of operating income [line items]
Price of the underlying share	€ 24.70
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	48.00%
Repo margin	5.00%
Expected term	3 years
Fair value of the plan (in thousands of euros) | €	€ 180
Performance criteria	€ (3)
Free Shares Grant In January2018
Disclosure of detailed information of operating income [line items]
Price of the underlying share	€ 18.00
Attrition rate	0.00%
Expected dividends	0.00%
Volatility	42.17%
Repo margin	5.00%
Expected term	3 years
Fair value of the plan (in thousands of euros) | €	€ 1,145
Performance criteria	€ (4)
SO 2016 [member] | Stock Options Grant In October2016
Disclosure of detailed information of operating income [line items]
Number of options | shares	44,499
SO 2016 [member] | Stock Options Grant In January2017
Disclosure of detailed information of operating income [line items]
Number of options | shares	3,000
SO 2016 [member] | Stock Options Grant In June2017
Disclosure of detailed information of operating income [line items]
Number of options | shares	18,000
SO 2016 [member] | Stock Options Grant In October2017
Disclosure of detailed information of operating income [line items]
Number of options | shares	30,000
SO 2017 [member] | Stock Options Grant In June2017
Disclosure of detailed information of operating income [line items]
Number of options | shares	22,200
SO 2017 [member] | Stock Options Grant In January2018
Disclosure of detailed information of operating income [line items]
Number of options | shares	97,203
SO 2018 [member] | Stock Options Grant In September2018
Disclosure of detailed information of operating income [line items]
Number of options | shares	24,000
Tranche One | Stock Options Grant In January2018
Disclosure of detailed information of operating income [line items]
Expected term	6 years
Tranche One | Stock Options Grant In September2018
Disclosure of detailed information of operating income [line items]
Expected term	6 years
Tranche Two [Member] | Stock Options Grant In January2018
Disclosure of detailed information of operating income [line items]
Expected term	6 years 6 months
Tranche Two [Member] | Stock Options Grant In September2018
Disclosure of detailed information of operating income [line items]
Expected term	6 years 6 months
AGA 2016 [member] | Free Shares Grant In October2016
Disclosure of detailed information of operating income [line items]
Number of shares | shares	111,261
AGA 2016 [member] | Free Shares Grant In January2017
Disclosure of detailed information of operating income [line items]
Number of shares | shares	15,000
AGA 2016 [member] | Free Shares Grant In June2017
Disclosure of detailed information of operating income [line items]
Number of shares | shares	8,652
AGA 2016 [member] | Free Shares Grant In October2017
Disclosure of detailed information of operating income [line items]
Number of shares | shares	16,650
AGA 2016 [member] | Free Shares Grant In January2018
Disclosure of detailed information of operating income [line items]
Number of shares | shares	40,500
AGA 2017 [member] | Free Shares Grant In June2017
Disclosure of detailed information of operating income [line items]
Number of shares | shares	74,475
AGA 2017 [member] | Free Shares Grant In January2018
Disclosure of detailed information of operating income [line items]
Number of shares | shares	113,940